NEWBUILDINGS - Narrative (Details) $ in Millions	Jun. 28, 2023 USD ($) vessel	Jun. 30, 2023 USD ($)
Property, Plant and Equipment [Abstract]
Number of carriers acquired | vessel	2
Option price	$ 234.0
Initial exercise price	56.9
Remaining contractual commitment		$ 357.4
Contractual cost	$ 235.7